Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS    MARCH 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (14.5%)
	Communication Services (2.0%)
110,000	GCI Liberty, Inc.*^ 1.750%, 09/30/46	$120,152
	Liberty Media Corp.
125,000	2.250%, 09/30/46	64,419
90,000	1.375%, 10/15/23	101,040
65,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	62,420
105,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	118,296
70,000	Twitter, Inc.* 0.250%, 06/15/24	64,870

		531,197

	Consumer Discretionary (1.5%)
95,000	Booking Holdings, Inc. 0.350%, 06/15/20	128,845
25,000	Chegg, Inc.* 0.125%, 03/15/25	24,751
	Ctrip.com International, Ltd.
28,000	1.000%, 07/01/20	28,566
26,000	1.990%, 07/01/25^	29,443
28,000	DISH Network Corp. 3.375%, 08/15/26	23,897
27,000	Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	31,129
70,000	RH*^ 0.000%, 06/15/23	60,090
80,000	Tesla, Inc.^ 1.250%, 03/01/21	82,114

		408,835

	Energy (0.1%)
21,000	Oil States International, Inc.* 1.500%, 02/15/23	18,230

	Financials (1.3%)
50,000	Ares Capital Corp.^ 4.625%, 03/01/24	49,655
200,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	226,914
55,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	53,484

		330,053

	Health Care (2.2%)
23,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	26,166
65,000	CONMED Corp.* 2.625%, 02/01/24	72,123
75,000	DexCom, Inc.*^ 0.750%, 12/01/23	77,362
27,000	Evolent Health, Inc.* 1.500%, 10/15/25	21,503
65,000	Exact Sciences Corp.^ 0.375%, 03/15/27	66,606
	Illumina, Inc.
93,000	0.000%, 08/15/23*^	99,448

PRINCIPAL AMOUNT		VALUE
56,000	0.000%, 06/15/19	$68,671
55,000	Insulet Corp.* 1.375%, 11/15/24	66,442
18,000	Teladoc Health, Inc.*^ 1.375%, 05/15/25	23,185
48,000	Wright Medical Group, Inc.*^ 1.625%, 06/15/23	53,975

		575,481

	Industrials (0.6%)
26,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	26,022
96,000	Fortive Corp.*^ 0.875%, 02/15/22	100,925
38,000	Meritor, Inc.^ 3.250%, 10/15/37	36,805

		163,752

	Information Technology (5.4%)
40,000	8x8, Inc.* 0.500%, 02/01/24	40,874
23,000	Akamai Technologies, Inc.* 0.125%, 05/01/25	22,944
26,000	Cypress Semiconductor Corp. 2.000%, 02/01/23	26,676
70,000	DocuSign, Inc.*^ 0.500%, 09/15/23	72,249
26,000	Envestnet, Inc. 1.750%, 12/15/19	29,003
31,000	Euronet Worldwide, Inc.* 0.750%, 03/15/49	33,417
23,000	II-VI, Inc. 0.250%, 09/01/22	24,087
90,000	Intel Corp.^ 3.250%, 08/01/39	236,534
57,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	67,478
80,000	Microchip Technology, Inc. 1.625%, 02/15/27	88,281
53,000	New Relic, Inc.* 0.500%, 05/01/23	59,405
64,000	ON Semiconductor Corp. 1.000%, 12/01/20	79,282
80,000	Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	89,205
19,000	Pluralsight, Inc.* 0.375%, 03/01/24	20,285
26,000	Pure Storage, Inc.*^ 0.125%, 04/15/23	27,991
58,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	62,866
70,000	Splunk, Inc.*^ 0.500%, 09/15/23	75,799
14,000	Twilio, Inc.*^ 0.250%, 06/01/23	26,766
70,000	Wix.com, Ltd.*^ 0.000%, 07/01/23	76,710
90,000	Workday, Inc. 0.250%, 10/01/22	127,297
95,000	Zendesk, Inc. 0.250%, 03/15/23	138,672

		1,425,821

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS    MARCH 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Materials (0.4%)
95,000	Royal Gold, Inc. 2.875%, 06/15/19	$95,057

	Real Estate (0.7%)
83,000	Empire State Realty OP, LP* 2.625%, 08/15/19	82,590
23,000	Extra Space Storage, LP*^ 3.125%, 10/01/35	26,467
70,000	IH Merger Sub, LLC 3.500%, 01/15/22	80,611

		189,668

	Utilities (0.3%)
70,000	NRG Energy, Inc.* 2.750%, 06/01/48	79,448

	TOTAL CONVERTIBLE BONDS (Cost $3,623,497)	3,817,542

U.S. GOVERNMENT AND AGENCY SECURITIES (1.5%)
	United States Treasury Note
140,000	2.000%, 01/31/20	139,566
125,000	1.125%, 06/30/21	122,003
66,000	2.000%, 11/15/26	64,448
63,000	1.625%, 05/15/26^	60,133

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $390,957)	386,150

SYNTHETIC CONVERTIBLE SECURITIES (3.0%) ¤

CORPORATE BONDS (2.8%)
	Communication Services (0.5%)
135,000	Alphabet, Inc. 3.375%, 02/25/24	140,471

	Consumer Discretionary (1.2%)
53,000	Dana, Inc. 5.500%, 12/15/24	53,032
100,000	Home Depot, Inc. 2.700%, 04/01/23	100,593
140,000	L Brands, Inc. 5.625%, 02/15/22	145,553
25,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	26,056

		325,234

	Consumer Staples (0.5%)
135,000	Walmart, Inc. 3.300%, 04/22/24	139,134

	Financials (0.2%)
50,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	50,348

	Health Care (0.1%)
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	30,388

	Information Technology (0.3%)
65,000	Apple, Inc.^ 3.450%, 05/06/24	67,209

	TOTAL CORPORATE BONDS	752,784

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.2%) #
	Other (0.2%)
	iShares China Large-Cap ETF
45
199,215	Call, 06/21/19, Strike $44.00	$8,257
15
66,405	Call, 06/21/19, Strike $41.00	5,963
96	iShares MSCI EAFE ETF
622,655	Call, 06/21/19, Strike $64.00	20,352
51	iShares MSCI Emerging Markets
218,892	Call, 06/21/19, Strike $43.00	7,420
32	iShares MSCI Emerging Markets ETF
137,344	Call, 06/21/19, Strike $41.00	8,960

	TOTAL PURCHASED OPTIONS	50,952

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $796,244)	803,736

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.6%)
	Communication Services (0.4%)
465	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	94,735

	Financials (1.1%)
4,550	AMG Capital Trust II^ 5.150%, 10/15/37	230,906
620	Assurant, Inc.^ 6.500%, 03/15/21	64,281

		295,187

	Health Care (0.8%)
1,300	Becton Dickinson and Company 6.125%, 05/01/20	80,353
130	Danaher Corp.^ 4.750%, 04/15/22	136,889

		217,242

	Industrials (1.5%)
100	Fortive Corp. 5.000%, 07/01/21	104,905
2,665	Rexnord Corp. 5.750%, 11/15/19	143,563
1,600	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	156,000

		404,468

	Materials (0.2%)
1,100	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	54,934

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS    MARCH 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Real Estate (0.8%)
185	Crown Castle International Corp. 6.875%, 08/01/20	$219,188

	Utilities (2.8%)
2,630	American Electric Power Company, Inc.^ 6.125%, 03/15/22	135,314
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.516%, 09/15/29	40,160
3,490	DTE Energy Company 6.500%, 10/01/19	193,172
4,275	NextEra Energy, Inc. 6.123%, 09/01/19	264,451
	Sempra Energy
550	6.750%, 07/15/21	58,388
400	6.000%, 01/15/21	42,280

		733,765

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,889,525)	2,019,519

COMMON STOCKS (68.9%)
	Communication Services (7.5%)
595	Alphabet, Inc. - Class A#	700,250
2,950	AT&T, Inc.	92,512
4,275	Comcast Corp. - Class A	170,915
2,255	Facebook, Inc. - Class A#	375,886
445	Netflix, Inc.#	158,669
4,165	Verizon Communications, Inc.	246,276
2,150	Walt Disney Company	238,714

		1,983,222

	Consumer Discretionary (7.3%)
430	Amazon.com, Inc.#~	765,722
605	Aptiv, PLC	48,091
620	Dollar Tree, Inc.#	65,125
220	Expedia Group, Inc.	26,180
1,450	General Motors Company	53,795
1,430	Home Depot, Inc.	274,403
1,195	Lowe’s Companies, Inc.	130,817
1,265	McDonald’s Corp.	240,224
1,340	Nike, Inc. - Class B	112,841
505	Royal Caribbean Cruises, Ltd.	57,883
1,065	Starbucks Corp.	79,172
1,310	TJX Companies, Inc.	69,705

		1,923,958

	Consumer Staples (5.6%)
5,804	Coca-Cola Company	271,975
605	Costco Wholesale Corp.	146,495
3,350	Mondelez International, Inc. - Class A	167,232
1,825	PepsiCo, Inc.	223,654
1,900	Philip Morris International, Inc.	167,941
2,760	Procter & Gamble Company	287,178
800	Walgreens Boots Alliance, Inc.	50,616
1,775	Walmart, Inc.	173,116

		1,488,207

NUMBER OF SHARES		VALUE
	Energy (4.3%)
2,445	Chevron Corp.	$301,175
1,520	ConocoPhillips	101,445
1,200	EOG Resources, Inc.	114,216
4,055	Exxon Mobil Corp.	327,644
1,603	Hess Corp.	96,548
1,175	Marathon Petroleum Corp.	70,324
415	Pioneer Natural Resources Company	63,196
1,665	Schlumberger, Ltd.	72,544

		1,147,092

	Financials (10.0%)
2,625	American International Group, Inc.	113,033
13,140	Bank of America Corp.	362,533
600	Berkshire Hathaway, Inc. - Class B#	120,534
1,335	Capital One Financial Corp.	109,056
565	Cboe Global Markets, Inc.	53,924
1,100	Chubb Corp.	154,088
2,565	Citigroup, Inc.	159,594
570	Discover Financial Services	40,561
1,785	E*TRADE Financial Corp.	82,878
290	Goldman Sachs Group, Inc.	55,677
2,000	Intercontinental Exchange, Inc.	152,280
3,335	JPMorgan Chase & Company	337,602
3,935	KeyCorp	61,976
1,555	Marsh & McLennan Companies, Inc.	146,014
859	MetLife, Inc.	36,568
2,065	Morgan Stanley	87,143
1,085	Northern Trust Corp.	98,095
975	Prudential Financial, Inc.	89,583
2,318	Starwood Property Trust, Inc.	51,807
2,855	US Bancorp	137,582
2,185	Wells Fargo & Company	105,579
1,590	Zions Bancorporation, N.A. ^	72,202

		2,628,309

	Health Care (10.7%)
350	Abbott Laboratories	27,979
1,575	Agilent Technologies, Inc.	126,599
625	Alexion Pharmaceuticals, Inc.#	84,488
611	Anthem, Inc.	175,345
3,120	Baxter International, Inc.	253,687
200	Biogen, Inc.#	47,276
995	Bristol-Myers Squibb Company	47,471
295	Celgene Corp.#	27,830
315	Edwards Lifesciences Corp.#	60,269
745	Gilead Sciences, Inc.	48,432
350	Humana, Inc.	93,100
145	Intuitive Surgical, Inc.#	82,734
2,475	Johnson & Johnson	345,980
645	Laboratory Corp. of America Holdings#	98,672
2,060	Medtronic, PLC	187,625
2,915	Merck & Company, Inc.	242,441
6,470	Pfizer, Inc.	274,781
230	Stryker Corp.	45,430
100	Teleflex, Inc.	30,216
435	Thermo Fisher Scientific, Inc.	119,068
1,465	UnitedHealth Group, Inc.	362,236
155	WellCare Health Plans, Inc.#	41,811

		2,823,470

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS    MARCH 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Industrials (7.0%)
615	Boeing Company	$234,573
1,065	Caterpillar, Inc.	144,297
2,170	CSX Corp.	162,360
4,320	Delta Air Lines, Inc.	223,128
1,670	Emerson Electric Company	114,345
6,300	General Electric Company	62,937
2,550	Honeywell International, Inc.	405,246
494	Lockheed Martin Corp.	148,279
59	Lyft, Inc.#	4,619
805	Northrop Grumman Corp.	217,028
820	Union Pacific Corp.	137,104

		1,853,916

	Information Technology (13.9%)
820	Accenture, PLC - Class A	144,336
335	Adobe, Inc.#~	89,274
4,245	Apple, Inc.~	806,338
465	Broadcom, Inc.	139,830
4,605	Cisco Systems, Inc.	248,624
715	Fidelity National Information Services, Inc.	80,867
639	Lam Research Corp.	114,387
1,335	Marvell Technology Group, Ltd.	26,553
1,030	MasterCard, Inc. - Class A	242,514
8,335	Microsoft Corp.~	983,030
670	NVIDIA Corp.	120,305
1,410	Oracle Corp.	75,731
890	PayPal Holdings, Inc.#	92,418
800	Salesforce.com, Inc.#	126,696
2,370	Visa, Inc. - Class A	370,170

		3,661,073

	Materials (0.7%)
2,685	DowDuPont, Inc.	143,137
850	Nucor Corp.	49,598

		192,735

	Real Estate (1.2%)
1,270	American Tower Corp.	250,266
805	Welltower, Inc.	62,468

		312,734

	Utilities (0.7%)
3,471	Exelon Corp.	174,001

	TOTAL COMMON STOCKS (Cost $12,961,487)	18,188,717

EXCHANGE-TRADED FUNDS (1.5%)
	Other (1.5%)
1,425	iShares MSCI Emerging Markets ETF	61,161
895	iShares Russell 2000 Value ETF^	107,311
3,740	iShares MSCI EAFE ETF^	242,576

	TOTAL EXCHANGE-TRADED FUNDS (Cost $433,863)	411,048

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%) #
	Other (0.1%)
	S&P 500 Index
8
2,267,520	Put, 03/29/19, Strike $2,475.00	$200
8
2,267,520	Put, 05/17/19, Strike $2,750.00	21,160
6
1,700,640	Put, 03/29/19, Strike $2,650.00	150

	TOTAL PURCHASED OPTIONS (Cost $66,184)	21,510

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (3.0%)
391,455	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	391,612
391,247	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.330%***	391,247

	TOTAL SHORT TERM INVESTMENTS (Cost $782,849)	782,859

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.0%)
2,367,310	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,367,310)	2,367,310

TOTAL INVESTMENTS (109.1%) (Cost $23,311,916)		28,798,391

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.0%)		(2,367,310)
LIABILITIES, LESS OTHER ASSETS (-0.1%)		(38,454)

NET ASSETS (100.0%)		$26,392,627

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%) #
	Consumer Staples (0.0%)
5	PepsiCo, Inc.
61,275	Call, 04/18/19, Strike $120.00	(1,750)

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS    MARCH 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.0%)
6	S&P 500 Index
1,700,640	Put, 03/29/19, Strike $2,200.00	$(150)

	TOTAL WRITTEN OPTIONS (Premium $2,153)	$(1,900)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTER- PARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Hong Kong Dollar	04/24/19	63,000	8,031	$(1)

					$(1)

COUNTER- PARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Hong Kong Dollar	04/24/19	58,000	7,394	$13
State Street Bank and Trust	Hong Kong Dollar	04/24/19	65,000	8,286	2
Bank of New York	Hong Kong Dollar	04/24/19	84,000	10,708	27
Citibank N.A.	Hong Kong Dollar	04/24/19	96,000	12,238	8
State Street Bank and Trust	Hong Kong Dollar	04/24/19	109,000	13,895	36
State Street Bank and Trust	Hong Kong Dollar	04/24/19	161,000	20,524	20
Northern Trust Company	Hong Kong Dollar	04/24/19	474,000	60,425	172

					$278

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at March 31, 2019.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $83,924.
***	The rate disclosed is the 7 day net yield as of March 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2019, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost basis of investments	$23,309,763

Gross unrealized appreciation	6,356,382
Gross unrealized depreciation	(869,654)

Net unrealized appreciation (depreciation)	$5,486,728

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.